COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2026
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	March 31, 2026	December 31, 2025
Guarantees	$22.3	$21.5
Other commitments	356.3	319.5